American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2022

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 0.6%
Howmet Aerospace, Inc.	42,938	1,543,192
TransDigm Group, Inc.(1)	3,752	2,444,578
		3,987,770
Automobiles — 3.5%
Tesla, Inc.(1)	20,555	22,150,068
Beverages — 1.1%
Coca-Cola Co.	116,183	7,203,346
Biotechnology — 3.5%
AbbVie, Inc.	69,436	11,256,270
Exelixis, Inc.(1)	148,801	3,373,318
Moderna, Inc.(1)	16,203	2,791,129
Vertex Pharmaceuticals, Inc.(1)	18,969	4,950,340
		22,371,057
Building Products — 1.3%
Carlisle Cos., Inc.	16,481	4,053,008
Owens Corning	48,635	4,450,102
		8,503,110
Capital Markets — 1.4%
Moody's Corp.	10,518	3,548,878
Morgan Stanley	27,603	2,412,502
S&P Global, Inc.	7,021	2,879,874
		8,841,254
Chemicals — 1.1%
CF Industries Holdings, Inc.	47,383	4,883,292
Olin Corp.	43,877	2,293,890
		7,177,182
Commercial Services and Supplies — 0.5%
Waste Connections, Inc.	24,439	3,417,726
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	30,150	4,190,247
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	10,154	3,018,378
Entertainment — 0.6%
Playtika Holding Corp.(1)	113,357	2,191,191
Take-Two Interactive Software, Inc.(1)	9,345	1,436,700
		3,627,891
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	13,922	8,016,984
Food Products — 0.4%
Hershey Co.	10,333	2,238,438
Health Care Equipment and Supplies — 1.9%
Align Technology, Inc.(1)	5,950	2,594,200
Boston Scientific Corp.(1)	40,715	1,803,267
Edwards Lifesciences Corp.(1)	25,071	2,951,358
IDEXX Laboratories, Inc.(1)	3,548	1,940,969
Tandem Diabetes Care, Inc.(1)	23,571	2,741,072
		12,030,866
Health Care Providers and Services — 2.3%
Henry Schein, Inc.(1)	20,358	1,775,014

McKesson Corp.	9,762	2,988,441
Molina Healthcare, Inc.(1)	15,585	5,199,000
UnitedHealth Group, Inc.	9,415	4,801,368
		14,763,823
Hotels, Restaurants and Leisure — 1.0%
Chipotle Mexican Grill, Inc.(1)	2,208	3,493,122
Wingstop, Inc.	10,592	1,242,971
Yum! Brands, Inc.	14,282	1,692,846
		6,428,939
Household Durables — 0.2%
Sonos, Inc.(1)	48,445	1,367,118
Household Products — 0.4%
Procter & Gamble Co.	17,913	2,737,106
Insurance — 0.6%
Aon PLC, Class A	3,807	1,239,674
Progressive Corp.	22,494	2,564,091
		3,803,765
Interactive Media and Services — 9.6%
Alphabet, Inc., Class A(1)	15,447	42,963,514
Alphabet, Inc., Class C(1)	1,425	3,980,011
Meta Platforms, Inc., Class A(1)	61,287	13,627,777
		60,571,302
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	10,315	33,626,384
IT Services — 3.7%
Accenture PLC, Class A	9,899	3,338,240
Gartner, Inc.(1)	18,399	5,472,966
Mastercard, Inc., Class A	20,636	7,374,894
Visa, Inc., Class A	32,240	7,149,865
		23,335,965
Leisure Products — 0.2%
Brunswick Corp.	13,890	1,123,562
Life Sciences Tools and Services — 0.8%
Bio-Techne Corp.	3,634	1,573,667
Bruker Corp.	21,657	1,392,545
Danaher Corp.	6,393	1,875,259
		4,841,471
Machinery — 1.5%
AGCO Corp.	33,206	4,849,072
Lincoln Electric Holdings, Inc.	35,196	4,850,361
		9,699,433
Media — 0.4%
Sirius XM Holdings, Inc.	397,011	2,628,213
Multiline Retail — 0.3%
Kohl's Corp.	34,694	2,097,599
Oil, Gas and Consumable Fuels — 1.9%
APA Corp.	32,929	1,360,956
Cheniere Energy, Inc.	24,886	3,450,444
Ovintiv, Inc.	41,186	2,226,927
Pioneer Natural Resources Co.	10,708	2,677,321
Targa Resources Corp.	33,671	2,541,150
		12,256,798
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	20,593	1,279,237

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	24,469	1,786,971
Merck & Co., Inc.	25,285	2,074,634
		3,861,605
Road and Rail — 1.1%
Union Pacific Corp.	24,411	6,669,329
Semiconductors and Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.(1)	64,552	7,058,116
Broadcom, Inc.	20,477	12,893,957
Enphase Energy, Inc.(1)	8,036	1,621,504
GLOBALFOUNDRIES, Inc.(1)	17,430	1,087,981
KLA Corp.	13,718	5,021,611
Monolithic Power Systems, Inc.	2,356	1,144,262
NVIDIA Corp.	85,112	23,223,660
NXP Semiconductors NV	19,093	3,533,732
QUALCOMM, Inc.	46,939	7,173,218
Universal Display Corp.	9,728	1,624,090
		64,382,131
Software — 17.8%
Adobe, Inc.(1)	5,706	2,599,768
Atlassian Corp. PLC, Class A(1)	10,796	3,172,189
Autodesk, Inc.(1)	8,322	1,783,821
Fortinet, Inc.(1)	16,596	5,671,517
HubSpot, Inc.(1)	7,124	3,383,472
Intuit, Inc.	14,686	7,061,616
Microsoft Corp.	195,515	60,279,230
Palo Alto Networks, Inc.(1)	12,930	8,049,054
Qualys, Inc.(1)	9,038	1,287,101
salesforce.com, Inc.(1)	25,046	5,317,767
ServiceNow, Inc.(1)	14,108	7,856,604
Teradata Corp.(1)	49,955	2,462,282
VMware, Inc., Class A	10,308	1,173,772
Zscaler, Inc.(1)	11,278	2,721,156
		112,819,349
Specialty Retail — 5.0%
Home Depot, Inc.	46,888	14,034,985
Lowe's Cos., Inc.	33,383	6,749,709
O'Reilly Automotive, Inc.(1)	7,845	5,373,511
Tractor Supply Co.	7,711	1,799,516
Ulta Beauty, Inc.(1)	8,908	3,547,344
		31,505,065
Technology Hardware, Storage and Peripherals — 13.2%
Apple, Inc.	391,257	68,317,385
Dell Technologies, Inc., Class C(1)	67,873	3,406,546
HP, Inc.	133,009	4,828,227
NetApp, Inc.	51,468	4,271,844
Pure Storage, Inc., Class A(1)	68,259	2,410,225
		83,234,227
Textiles, Apparel and Luxury Goods — 1.4%
Levi Strauss & Co., Class A	90,177	1,781,898
lululemon athletica, Inc.(1)	7,079	2,585,463
NIKE, Inc., Class B	20,645	2,777,991
Tapestry, Inc.	45,787	1,700,987
		8,846,339

Trading Companies and Distributors — 0.4%
United Rentals, Inc.(1)	6,243	2,217,576
TOTAL COMMON STOCKS (Cost $399,705,322)		610,870,653
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,010,037	2,010,037
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.625%, 2/15/43 - 8/15/43, valued at $560,045), in a joint trading account at 0.26%, dated 3/31/22, due 4/1/22 (Delivery value $548,964)		548,960
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $5,598,824), at 0.25%, dated 3/31/22, due 4/1/22 (Delivery value $5,489,038)		5,489,000
		6,037,960
TOTAL SHORT-TERM INVESTMENTS (Cost $8,047,997)		8,047,997
TOTAL INVESTMENT SECURITIES — 97.8% (Cost $407,753,319)		618,918,650
OTHER ASSETS AND LIABILITIES — 2.2%		13,774,723
TOTAL NET ASSETS — 100.0%		$632,693,373

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	607,452,927	3,417,726	—
Short-Term Investments	2,010,037	6,037,960	—
	609,462,964	9,455,686	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.